Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Costs and expenses by nature
Selling	$ 20	$ 25	$ 37	$ 46
Personnel	40	41	87	87
Services	33	13	51	27
Depreciation and amortization	14	16	31	30
Others	17	15	33	30
Selling and administrative expenses	$ 124	$ 110	$ 239	$ 220